Cover	Oct. 18, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2022
Entity File Number	001-39384
Entity Registrant Name	VICARIOUS SURGICAL INC.
Entity Central Index Key	0001812173
Entity Tax Identification Number	87-2678169
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	78 Fourth Avenue
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(617)
Local Phone Number	868-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RBOT
Security Exchange Name	NYSE
Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	RBOT WS
Security Exchange Name	NYSE